Cover Page	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	COMMUNITY HEALTHCARE TRUST INC
Entity Incorporation, State or Country Code	MD
Entity File Number	001-37401
Entity Tax Identification Number	46-5212033
Entity Address, Address Line One	3326 Aspen Grove Drive
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Franklin
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37067
City Area Code	615
Local Phone Number	771-3052
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	CHCT
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0001631569